Inventory - Components of Inventory (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of inventories [Abstract]
Parts, materials and supplies	$ 85	$ 72
Coal	27	38
Emission credits	18	45
Natural gas	4	2
Total	$ 134	$ 157